VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost
As of January 1		$ 1,536,736	$ 1,536,759
Additions		77	73
Write-offs			(96)
As of December 31		1,536,813	1,536,736	$ 1,536,759
Depreciation, amortization and impairment
As of January 1		(272,317)	(217,509)
Charge for the year		(51,288)	(54,904)
Impairment loss		(76,155)
Write-offs			96
As of December 31		(399,760)	(272,317)	(217,509)
Net book value as of December 31, 2022		1,137,053	1,264,419
Impairment of long-lived assets		76,155	0	0
License
Depreciation, amortization and impairment
Amortization charge		500	500
Vessels and equipment
Cost
As of January 1		1,374,607	1,374,607
Additions		0	0
Write-offs			0
As of December 31		1,374,607	1,374,607	1,374,607
Depreciation, amortization and impairment
As of January 1		(223,999)	(182,474)
Charge for the year		(39,449)	(41,525)
Impairment loss		(72,607)
Write-offs			0
As of December 31		(336,055)	(223,999)	(182,474)
Net book value as of December 31, 2022		1,038,552	1,150,608
Mooring equipment
Cost
As of January 1		45,771	45,771
Additions		0	0
Write-offs			0
As of December 31		45,771	45,771	45,771
Depreciation, amortization and impairment
As of January 1		(20,363)	(14,820)
Charge for the year		(5,543)	(5,543)
Impairment loss		0
Write-offs			0
As of December 31		(25,906)	(20,363)	(14,820)
Net book value as of December 31, 2022		19,865	25,408
Deferred Drydocking expenditure
Cost
As of January 1		109,094	109,094
Additions		0	0
Write-offs			0
As of December 31		109,094	109,094	109,094
Depreciation, amortization and impairment
As of January 1		(22,767)	(15,948)
Charge for the year		(5,696)	(6,819)
Impairment loss		(3,548)
Write-offs			0
As of December 31		(32,011)	(22,767)	(15,948)
Net book value as of December 31, 2022		77,083	86,327
Office equipment and fittings
Cost
As of January 1		7,264	7,287
Additions		77	73
Write-offs			(96)
As of December 31		7,341	7,264	7,287
Depreciation, amortization and impairment
As of January 1		(5,188)	(4,267)
Charge for the year		(600)	(1,017)
Impairment loss		0
Write-offs			96
As of December 31		(5,788)	(5,188)	$ (4,267)
Net book value as of December 31, 2022		$ 1,553	$ 2,076
Golar Artic
Depreciation, amortization and impairment
Impairment of long-lived assets	$ 76,200